Fees Summary	Apr. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,186,200.00
Previously Paid Amount	0.00
Total Fee Amount	334.71
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 334.71
Narrative - Max Aggregate Offering Price	$ 2,186,200.00
Final Prospectus	true